Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Value Fund), Class A)	0 Months Ended
Feb. 28, 2013
(Oppenheimer Value Fund) | Class A
Bar Chart Table:
Annual Return 2003	32.22%
Annual Return 2004	15.25%
Annual Return 2005	6.45%
Annual Return 2006	15.79%
Annual Return 2007	6.32%
Annual Return 2008	(41.69%)
Annual Return 2009	33.65%
Annual Return 2010	14.70%
Annual Return 2011	(4.76%)
Annual Return 2012	13.51%